As filed with the Securities and Exchange Commission on November 29, 2011
Investment Company Act File Number 811-5698

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Tax Exempt Proceeds Fund, Inc.
 (Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor
New York, NY  10018
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway, 28th Floor
New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

Item 1: Schedule of Investments

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2011
(UNAUDITED)
					Ratings (a)
		Maturity	Interest	Value		Standard
Face Amount		Date	Rate	(Note 2)	Moody's	& Poor's

TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (6.43%)
$ 2,250,000	Deerfield Township, OH Various Purpose Park Acquisition BAN – Series 2010	11/08/11	0.65%	$ 2,251,978	MIG-1
1,125,000	Town of Andover, MA GO BAN	02/24/12	0.60	1,127,906		SP-1+
1,151,680	Town of Northborough, MA GO BAN	04/27/12	0.70	1,156,904	MIG-1
1,950,000	Town of South Windsor, CT GO BAN, Issue of 2011	02/21/12	0.60	1,954,933	MIG-1	SP-1+
6,476,680	Total Tax Exempt General Obligation Notes and Bonds			6,491,721

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (b)(96.33%)
$ 6,000,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) - Series 2009B LOC Mizuho Corporate Bank	11/01/26	0.11%	$ 6,000,000	VMIG-1
7,000,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) - Series 2009D LOC Sumitomo Mitsui Banking Corp.	12/01/16	0.09	7,000,000	VMIG-1
1,000,000	Chino Basin Regional Financing Authority RRB (Inland Empire Utilities Agency) - Series 2008B LOC Lloyds TSB Bank PLC	06/01/32	0.12	1,000,000	VMIG-1	A-1+
3,000,000	City of Cohasset, MN RB (Minnesota Power & Light Company Project) – Series 1997A LOC JPMorgan Chase Bank, N.A.	06/01/20	0.23	3,000,000		A-1+
3,000,000	City of New York Fiscal 2004 Series H-4 LOC Bank of New York Mellon	03/01/34	0.10	3,000,000	VMIG-1	A-1+
1,400,000	City of Newport, KY Kentucky League of Cities Funding Trust Lease Program RB – Series 2002 LOC US Bank, N. A.	04/01/32	0.15	1,400,000	VMIG-1
2,800,000	Colorado Health Facilities Authority HRB (Boulder Community Hospital Project) – Series 2000 LOC JPMorgan Chase Bank, N.A.	10/01/30	0.15	2,800,000	VMIG-1	A-1+
3,400,000	Columbus, OH Regional Airport Authority Capital Funding RB (Oasbo Expanded Asset Pooled Financing Program) – Series 2006 LOC U.S. Bank N.A.	12/01/36	0.16	3,400,000	VMIG-1
1,745,000	Connecticut State Development Authority RB (Pierce Memorial Baptist Home, Inc. Project 1999 Refunding Series) LOC LaSalle National Bank N.A.	10/01/28	0.12	1,745,000		A-1+
4,000,000	Dormitory Authority of the State of New York Blythedale Childrens HRB Series 2009 LOC TD Bank, N.A.	12/01/36	0.16	4,000,000	VMIG-1
1,775,000	East Baton Rouge Parish, LA PCRB (Exxon Mobile Project)	11/01/19	0.10	1,775,000	P-1	A-1+
2,000,000	Florida Housing Finance Corporation Multifamily Housing Revenue Refunding Bonds (Charleston Landing Apartments) 2001 Series I-A Guaranteed by Federal Home Loan Mortgage Corporation	07/01/31	0.15	2,000,000		A-1+
2,250,000	Florida Housing Finance Corporation Multifamily Housing Revenue Refunding Bonds (Island Club Apartments) 2001 Series J-A Guaranteed by Federal Home Loan Mortgage Corporation	07/01/31	0.15	2,250,000		A-1+
1,425,000	HEFA of the State of Missouri Educational Facilities RB (Ranken Technical College) – Series 2007 LOC Northern Trust Company	11/15/31	0.17	1,425,000		A-1+
3,400,000	Illinois Development Finance Authority RB (Glenwood School for Boys) – Series 1998 LOC Harris Trust & Savings Bank	02/01/33	0.17	3,400,000		A-1+
2,150,000	Illinois Finance Authority RB (Riverside Health System) - Series 2004 LOC JPMorgan Chase Bank, N.A.	11/15/29	0.17	2,150,000	VMIG-1	A-1+
2,300,000	Iowa Higher Education Loan Authority Private College Facility RB (University of Dubuque Project) – Series 2007 LOC Northern Trust Company	04/01/35	0.17	2,300,000		A-1+
2,000,000	Jackson County, MS Port Facility Refunding RB (Chevron U.S.A. Inc. Project) – Series 1993	06/01/23	0.10	2,000,000	P-1
1,100,000	Long Island Power Authority, NY (Electric System) - Series 1B LOC State Street Bank & Trust Company	05/01/33	0.10	1,100,000	VMIG-1	A-1+
2,000,000	Marion County, FL IDA Multifamily Housing RRB (Chambrel at Pinecastle Project) – Series 2002 Guaranteed by Federal National Mortgage Association	11/15/32	0.16	2,000,000		A-1+
6,000,000	Maryland Health and Higher Educational Facilities Authority RB (University of Maryland Medical System Issue) – Series 2007A LOC Wachovia Bank, N.A.	07/01/34	0.12	6,000,000	VMIG-1	A-1+
3,000,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) - Series 2009F	12/01/30	0.09	3,000,000	P-1	A-1+
645,000	New Canaan, CT Housing Authority RB (The Village at Waveny Care Center Project) – Series 2002 LOC Bank of America, N.A.	01/01/22	0.17	645,000		A-1+
1,700,000	New Jersey Health Care Facilities Financing Authority RB (Saint Barnabas Health Care System Issue) – Series 2001A LOC JP Morgan Chase Bank, N.A.	07/01/31	0.13	1,700,000	VMIG-1	A-1+
700,000	New Ulm, MN Hospital Refunding RB (Health Central Systems Project) – Series 1985 LOC Wells Fargo Bank, N.A.	08/01/14	0.18	700,000		A-1+
1,600,000	New York City, NY GO Bonds Fiscal 2004 Sub-Series H-7 LOC KBC Bank, N.A.	03/01/34	0.32	1,600,000	VMIG-1	A-1
2,000,000	New York State HFA RB (Historic Front Street Housing RB) – Series 2003A LOC Landesbank Hessen Thuringen Girozentrale	11/01/36	0.21	2,000,000	VMIG-1
5,000,000	Regents of the University of Michigan Hospital RRB Series 1998 A-2	12/01/24	0.09	5,000,000	VMIG-1	A-1+
5,000,000	State of California GO Bond (Kindergarten University Public Education Facilities RB) – Series 2004 B1 LOC Citibank, N.A.	05/01/34	0.10	5,000,000	VMIG-1	A-1
3,000,000	State of California GO Bond (Kindergarten University Public Education Facilities RB) – Series 2004 B2 LOC Citibank, N.A.	05/01/34	0.10	3,000,000	VMIG-1	A-1+
100,000	State of Connecticut HEFA RB (Charlotte Hungerford Hospital Issue) – Series 1998C LOC Bank of America, N.A.	07/01/13	0.26	100,000	VMIG-1
2,300,000	State of Connecticut HEFA RB (Yale University Issue) – Series Y-2	07/01/35	0.08	2,300,000	VMIG-1	A-1+
1,500,000	State of Connecticut HEFA RB (Yale University Issue) – Series Y-3	07/01/35	0.09	1,500,000	VMIG-1	A-1+
1,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) – Series K-2 LOC JPMorgan Chase Bank, N.A.	07/01/25	0.11	1,000,000	VMIG-1	A-1+
300,000	State of Connecticut HEFA RB Mulberry Gardens Issue, Series E LOC Bank of America, N.A.	07/01/36	0.26	300,000		A-1+
2,700,000	Sublette County, WY PCRB (Exxon Project) - Series 1984	11/01/14	0.10	2,700,000	P-1	A-1+
2,000,000	The City of New York GO Fiscal 1994 Sub series E-4 LOC BNP Paribas	08/01/21	0.25	2,000,000	VMIG-1	A-1+
4,000,000	The City of New York GO Fiscal 2004 Sub series A-3 LOC Morgan Stanley Bank	08/01/31	0.12	4,000,000	VMIG-1	A-1+
1,000,000	Triborough Bridge and Tunnel Authority RB (MTA Bridges and Tunnels) - Series 2001B LOC State Street Bank & Trust Company	01/01/32	0.12	1,000,000	VMIG-1	A-1+
97,290,000	Total Tax Exempt Variable Rate Demand Instruments			97,290,000

	Total Investments (102.76%)
	(Cost $103,781,721†)			$ 103,781,721
	Liabilities in Excess of Cash and Other Assets (-2.76%)			(2,782,611)

	Net Assets (100.00%) 101,001,123 shares outstanding			$ 100,999,110

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.
FOOTNOTES:
(a)
Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue.  All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities.  This is not a guarantee and does not serve to insure or collateralize the issue.

(b)
Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
BAN =	Bond Anticipation Note
GO =	General Obligation
HEFA =	Health and Educational Facilities Authority
HFA=	Housing Finance Authority
HRB =	Hospital Revenue Bond
IDA =	Industrial Development Authority
IDRB =	Industrial Development Revenue Bond
LOC =	Letter of Credit
MTA =	Metropolitan Transportation Authority
PCRB =	Pollution Control Revenue Bond
RB =	Revenue Bond
RRB=	Revenue Refunding Bond

Note 1 - Valuation of Securities

Investments are valued at amortized cost, which approximates market value.  Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.  GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable.  Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

	Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using other significant observable inputs.  Observable inputs are inputs that the other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2011.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

			Debt securities issued by states of the United States and political subdivisions of the states

	Quoted prices in active markets for identical assets (Level 1)		-
	Significant other observable inputs (Level 2)		103,781,721
	Significant unobservable inputs (Level 3)		-
	Total		103,781,721

	For the period ended September 30, 2011, there were no Level 1 and Level 3 investments.

Item 2:              Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tax Exempt Proceeds Fund, Inc.

By (Signature and Title)* /s/Christine Manna
                            Christine Manna, Secretary

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Michael P. Lydon
                  Michael P. Lydon, President

Date: November 29, 2011

By (Signature and Title)* /s/Esther Cheung
                            Esther Cheung, Treasurer and Assistant Secretary

Date: November 29, 2011

* Print the name and title of each signing officer under his or her signature.